Corporate and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Corporate and Administrative Expenses Explanatory [Abstract]
Schedule of Corporate and Administrative Expenses
($000s)	2023	2022
Employee compensation	7,165	7,479
Stock-based compensation	3,318	3,138
Professional fees	3,011	2,591
Other general and administrative	3,947	2,882
	17,441	16,090